Long-Term Debt with Original Maturities of More Than One Year (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Debt Instrument [Line Items]
Obligations under capital leases	¥ 20,851	¥ 23,794
Loan participation borrowings	59,517	69,937
Senior borrowings and bonds	4,438,602	4,550,298
Subordinated borrowings and bonds	3,942,848	4,309,467
Total	¥ 8,461,818	¥ 8,953,496